Reporting entity	12 Months Ended
Dec. 31, 2021
Reporting Entity [Abstract]
Reporting entity
1. Reporting entity
Nuvei Corporation (“Nuvei” or the “Company”) is a global payment company providing payment solution to businesses across North America, Europe, Middle East and Africa, Latin America and Asia Pacific and is domiciled in Canada with its registered office located at 1100 René-Lévesque Blvd., 9th floor, Montreal, Quebec, Canada. Nuvei is the ultimate parent of the group and was incorporated on September 1, 2017 under the Canada Business Corporations Act (“CBCA”).
On September 22, 2020, the Company completed its Canadian initial public offering on the Toronto Stock Exchange ("TSX", "TSX listing"). The Company’s Subordinate Voting Shares are listed on the TSX under the symbol “NVEI”. On October 6, 2021, the Company completed its public offering on the Nasdaq Global Select Market ("Nasdaq", "Nasdaq listing"), under the symbol "NVEI". Following the Nasdaq listing, on October 13, 2021, Nuvei voluntarily delisted its "NVEI.U" US dollar ticker on the TSX. Nuvei's Subordinate Voting Shares continue to trade on the TSX in Canadian dollars under the symbol "NVEI".